SUPPLEMENTARY CASH FLOWS INFORMATION	12 Months Ended
Mar. 31, 2021
Cash Flow Statement [Abstract]
SUPPLEMENTARY CASH FLOWS INFORMATION	SUPPLEMENTARY CASH FLOWS INFORMATION
Changes in non-cash working capital are as follows:

	2021	2020
Cash (used in) provided by non cash working capital:
Accounts receivable	$32.6	$(39.9)
Contract assets	75.5	(29.9)
Inventories	43.4	(87.5)
Prepayments	2.3	(0.9)
Income taxes	(12.0)	8.2
Accounts payable and accrued liabilities	(54.0)	53.5
Provisions	27.7	(6.5)
Contract liabilities	(165.0)	50.8
	$(49.5)	$(52.2)

Supplemental information:

	2021	2020
Interest paid	$98.0	$108.7
Interest received	13.2	11.4
Income taxes paid	26.4	34.2